Secured Term Loan Facilities and Revolving Credit Facility - Additional Information (Detail)						12 Months Ended
	Oct. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Jul. 07, 2014 USD ($)	Feb. 12, 2013 USD ($) Vessel	Dec. 31, 2016 USD ($) Payments	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 21, 2015 USD ($)	Aug. 03, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt Instrument [Line Items]
Payment amount for purchase of fleet vehicle						$ 1,733,000	$ 3,348,000	$ 3,503,000
Cash balance required		$ 87,779,000				57,272,000	87,779,000	$ 62,526,000	$ 194,740,000
Effect of the retrospective application of change in accounting principle, reduction in total non-current assets		1,435,506,000				1,631,045,000	1,435,506,000
Effect of the retrospective application of change in accounting principle, reduction in total assets		1,560,505,000				1,724,843,000	1,560,505,000
Effect of the retrospective application of change in accounting principle, reduction in long-term debt		436,131,000				540,680,000	436,131,000
Effect of the retrospective application of change in accounting principle, reduction in total non-current liabilities		561,131,000				640,680,000	561,131,000
Effect of the retrospective application of change in accounting principle, reduction in current portion of long term debt		59,024,000				78,464,000	59,024,000
Effect of the retrospective application of change in accounting principle, reduction in total current liabilities		89,283,000				$ 127,683,000	89,283,000
CL - Adoption of ASU 2015-03 - Debt Issuance Costs [Member]
Debt Instrument [Line Items]
Effect of the retrospective application of change in accounting principle, reduction in total non-current assets		(10,100,000)					(10,100,000)
Effect of the retrospective application of change in accounting principle, reduction in total assets		(10,100,000)					(10,100,000)
Effect of the retrospective application of change in accounting principle, reduction in long-term debt		(7,200,000)					(7,200,000)
Effect of the retrospective application of change in accounting principle, reduction in total non-current liabilities		(7,200,000)					(7,200,000)
Effect of the retrospective application of change in accounting principle, reduction in current portion of long term debt		(2,900,000)					(2,900,000)
Effect of the retrospective application of change in accounting principle, reduction in total current liabilities		$ (2,900,000)					$ (2,900,000)
Credit Facility Four [Member]
Debt Instrument [Line Items]
Credit facility available to re-draw											$ 8,800,000
Debt instrument covenant description						The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 31; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders' equity to total assets of not less than 30 per cent.
Credit Facility Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required						$ 25,000,000
Cash required as percent of indebtedness						5.00%
EBITDA to interest expense Ratio						300.00%
Working capital required						$ 0
Total equity to total assets						30.00%
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										$ 290,000,000
Commitment fee on credit facility						0.74%
Credit facility term		7 years
Credit facility, amount outstanding						$ 103,000,000
Credit facility, periodic payment						$ 1,600,000
Credit facility, number of repayments						23
Credit facility, final payment						$ 66,200,000
Debt payment end date						Dec. 21, 2022
Debt instrument covenant description						The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 31; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%.
Credit facility, expiring period							2022-12
Drawdowns under the credit facility						$ 105,400,000
December 2015 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		2.10%
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required						$ 25,000,000
Cash required as percent of indebtedness						5.00%
EBITDA to interest expense Ratio						300.00%
Total equity to total assets						30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility							125.00%
February 2013 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 270,000,000
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 270,000,000
Acquisition of vessels | Vessel					11
Payment amount for purchase of fleet vehicle					$ 470,000,000
Commitment fee on credit facility									1.40%
Credit facility term									5 years
Credit facility, amount drawn during period						$ 243,000,000
Credit facility, amount outstanding						$ 152,200,000
Debt payment end date						Jan. 31, 2018
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate									3.50%
February 2013 Secured Term Loan Facility [Member] | IPO [Member]
Debt Instrument [Line Items]
Credit facility, final payment				$ 120,000,000
February 2013 Secured Term Loan Facility [Member] | Group Two [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment						$ 4,500,000
Credit facility, number of repayments | Payments						5
Credit facility, final payment						$ 129,700,000
February 2013 Secured Term Loan Facility [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
Credit facility available to re-draw						$ 120,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												30,000,000
February 2013 Secured Term Loan Facility [Member] | Tranche Four [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 30,000,000
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing			$ 120,000,000
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 278,100,000
Credit facility term			7 years			7 years
Credit facility, amount outstanding						$ 243,700,000
Credit facility, number of repayments | Payments						4
Debt instrument covenant description						The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 31; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%.
January 2015 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate						2.70%
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment						$ 500,000
Credit facility, final payment						15,600,000
Cash balance required						$ 25,000,000
Cash required as percent of indebtedness						5.00%
EBITDA to interest expense Ratio						300.00%
Total equity to total assets						30.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment						$ 700,000
Credit facility, final payment						$ 18,300,000
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 220,000,000
Commitment fee on credit facility						0.91%
Credit facility term	7 years
Debt instrument covenant description						The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 31; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%.
Credit facility, expiring period	2023-12
Drawdowns under the credit facility						$ 130,000,000
Credit facility	$ 130,000,000
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	55,000,000
October 2016 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate						2.60%
October 2016 Secured Revolving Credit Facility [Member] | Navigator Jorf L.L.C. [Member] | Newbuilding Term Loan [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 35,000,000
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required						$ 25,000,000
Cash required as percent of indebtedness						5.00%
EBITDA to interest expense Ratio						300.00%
Total equity to total assets						30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility						125.00%